Summary of Significant Accounting Policies	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation

Basis of Presentation.    These Condensed Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in these interim financial statements. Accordingly, these Financial Statements should be read in conjunction with our annual financial statements as of and for the year ended December 31, 2020.

In our opinion, the Financial Statements have been prepared on the same basis as the annual financial statements and include all adjustments, consisting of only normal recurring adjustments, necessary for fair presentation. Certain immaterial prior period amounts, specifically warrant remeasurement, has been reclassified to conform to current period presentation. The results of operations for the three and nine months ended September 30, 2021, are not necessarily indicative of the results of operations to be expected for the full year ended December 31, 2021. All dollar amounts (other than per share amounts) in the following disclosures are in thousands of United States dollars, unless otherwise indicated.

Investments in Available-for-Sale Securities

Management classifies investments in fixed maturity securities at the acquisition date and reevaluates the classification at each balance sheet date. Held-to-maturity investments are carried at amortized cost, reflecting the ability and intent to hold the securities to maturity. Trading investments are securities acquired with the intent to sell in the near term and are carried at fair value with changes in fair value reported in earnings. All other fixed maturity securities are classified as available-for-sale and are carried at fair value with net unrealized gains or losses related to non-credit factors reported as a component of accumulated other comprehensive loss. As of September 30, 2021, all investments in fixed maturities were classified as available-for-sale. The difference between the original cost and maturity value of a fixed maturity security is amortized to earnings using the interest method.

The Company reviews its available-for-sale securities portfolio for impairment and determines if impairment is related to credit loss or non-credit loss. In making the assessment of whether a loss is from credit or other factors, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows is less than the amortized cost basis, a credit loss exists and an allowance is created, limited by the amount that the fair value is less than the amortized cost basis. Subsequent activity related to the credit loss component (e.g. write-offs, recoveries) is recognized as part of the allowance for credit losses on available-for-sale securities.

For the nine months ended September 30, 2021, no credit losses were recognized on available-for-sale securities.

Investment in Point Load Power, Inc. (“PLP”)

PLP is a variable interest entity in which we have a variable interest in the form of less than 50% equity ownership and has been winding down its operations since late 2020. We have concluded that we are not closely associated with PLP, and PLP’s other variable interest holders are not under our common control. Additionally, based on PLP’s purpose, design, and its contractual arrangements, substantially all PLP’s business activities do not involve, nor are they substantially conducted on behalf of us. Accordingly, we are not PLP’s primary beneficiary, and therefore have not consolidated PLP within our Condensed Financial Statements. The carrying value of our investment in PLP was zero as of September 30, 2021 and December 31, 2020 and we have no obligations to fund any of PLP’s remaining operations.

Correction of immaterial errors

Subsequent to issuing the Condensed Consolidated Financial Statements as of June 30, 2021 and March 31, 2021, management identified immaterial errors related to accrued payroll and revenue recognized for our Engineering & Design (“E&D”) services contract. These errors resulted in the overstatement of net losses reported for the three and six months ended June 30, 2021 and the three months ended March 31, 2021.

In our accrual of payroll at June 30, 2021 and March 31, 2021, we incorrectly over accrued payroll costs due to a miscalculation of days to be accrued resulting in an overstatement of accrued payroll and selling, general and administrative expense.

Additionally, in our analysis of costs incurred for our E&D services contract and determination of revenue to be recognized, we identified errors for the three and six months ended June 30, 2021, and three months ended March 31, 2021 due to incorrect identification and classification of costs. These errors resulted in an overstatement of contract liabilities with an understatement of revenues in addition to an understatement of cost of sales and overstatement of research and development expense.

We previously revised revenue recognition for the three months ended March 31, 2021 resulting in a reduction of revenue and cost of sales of $0.2 million with increases to contract liabilities and research and development expense. This amount is included in the revisions summarized below.

Based on evaluation of the errors, management has concluded that the prior period errors were immaterial to the previously issued financial statements. As such, management has elected to correct the identified, immaterial errors in the prior periods. In doing so, balances in these Condensed Consolidated Financial Statements have been adjusted to reflect the correction in the proper periods. Future financial statements that include prior periods will be corrected, as needed, when issued.

The effects of correcting the immaterial errors in our previously filed Condensed Consolidated Financial Statements are as follows:

Condensed Consolidated Balance Sheets (amounts in thousands)

	As of June 30, 2021			As of March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Total assets	$101,838	$—	$101,838	$92,229	$—	$92,229
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Accrued expenses and other current liabilities(1)	2,663	(271)	2,392	997	(191)	806
Total current liabilities	6,466	(546)	5,920	4,019	(116)	3,903
Accumulated deficit	(90,107)	546	(89,561)	(33,344)	116	(33,228)
Total shareholders’ deficit	(87,986)	546	(87,440)	(31,591)	116	(31,475)
Total liabilities, convertible preferred stock, and shareholders’ deficit	$101,838	$—	$101,838	$92,229	$—	$92,229

____________

(1)     At June 30, 2021, accrued expenses and other payables and operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

Condensed Consolidated Statements of Operations and Comprehensive Loss (amounts in thousands, except per share amounts)

	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Revenue	$687	$158	$845	$1,086	$275	$1,361
Cost of sales	687	158	845	1,086	275	$1,361
Gross profit	—	—	—	—	—	—

Selling, general and administrative	4,340	(80)	4,260	6,683	(271)	6,412
Research and development	2,823	(158)	2,665	4,548	(275)	4,273
Total operating expenses	7,163	(238)	6,925	11,231	(546)	10,685
Operating loss	$(7,163)	$238	$(6,925)	$(11,231)	$546	$(10,685)

Net loss	$(56,571)	$238	$(56,333)	$(60,935)	$546	$(60,389)
Total comprehensive loss	$(56,573)	$238	$(56,335)	$(60,949)	$546	$(60,403)

Loss per share – Basic	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
Loss per share – Diluted	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
	Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised
Revenue	$591	$(75)	$516
Cost of sales	591	(75)	516
Gross profit	—	—	—

Selling, general and administrative	2,343	(191)	2,152
Research and development	1,533	75	1,608
Total operating expenses	3,876	(116)	3,760
Operating loss	$(3,876)	$116	$(3,760)

Net loss	$(4,172)	$116	$(4,056)
Total comprehensive loss	$(4,184)	$116	$(4,068)

Loss per share – Basic	$(0.86)	$0.02	$(0.84)
Loss per share – Diluted	$(0.86)	$0.02	$(0.84)

The adjustments summarized above and below reduced the increases to Accumulated Deficit and Total Shareholders’ Deficit presented in the Condensed Consolidated Statements of Convertible Preferred Stock and Shareholders’ Deficit for the three months ended June 30, 2021 and March 31, 2021 by $0.2 million and $0.1 million, respectively.

Condensed Consolidated Statements of Cash Flows (amounts in thousands)

	Six Months Ended June 30, 2021			Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Net loss	$(60,935)	$546	$(60,389)	$(4,172)	$116	$(4,056)
Changes in asset and liabilities:
Accrued expenses and other current liabilities(1)	1,384	(271)	1,113	418	(191)	227
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Net cash used in operating activities	$(8,502)	$—	$(8,502)	$(625)	$—	$(625)

____________

(1)     At June 30, 2021, accrued expenses and other payables and operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

Accounting standards

The following table provides a brief description of recent accounting standards updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) that could have a material effect on our Financial Statements:

Standards adopted

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

The standard simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities.

		January 2021	The adoption of ASU No. 2019-12 did not have a material impact on our Financial Statements.

Standards not yet adopted

Standard	Description	Effective Date	Effect on the Financial Statements or Other Significant Matters
ASU No. 2020-06, Debt with Conversion and Other Options	This standard simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity	January 2022	We are currently evaluating ASU No. 2020-06 noting that we have not determined the full impact of adoption of ASU 2020-06 on our Financial Statements.
ASU No. 2021-04, Modification of equity-classified written call options

This standard requires the issuer to treat a modification of an equity-classified warrant that does not cause the warrant to become liability-classified as an exchange of the original warrant for a new warrant.

		January 2022	We are currently evaluating ASU No. 2021-04 noting that we have not determined the full impact of adoption of ASU 2021-04 on our Financial Statements.

2.    Summary of Significant Accounting Policies

Basis of Presentation.    Our Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates.    The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the amounts reported in our Financial Statements and the accompanying notes. On an ongoing basis, we evaluate our estimates, including those related to inputs used to recognize revenue over time, accounting for income taxes, the fair values of share-based compensation, lease liabilities, common and preferred stock and warrant liabilities, and long-lived asset impairments. Despite our intention to establish accurate estimates and reasonable assumptions, actual results could differ materially from such estimates and assumptions.

Fair Value Measurements.    We measure certain assets and liabilities at fair value, which is defined as the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. Our fair value measurements use the following hierarchy, which prioritizes valuation inputs based on the extent to which the inputs are observable in the market.

Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs are observable in active markets are Level 2 valuation techniques.

Level 3 — Valuation techniques in which one or more significant inputs are unobservable. Such inputs reflect our estimate of assumptions that market participants would use to price an asset or liability.

Cash and Cash Equivalents.    We consider highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000.

Accounts Receivable Trade.    We record trade accounts receivable for our unconditional rights to consideration arising from our performance under contracts with customers. The carrying value of such receivables, net of the allowance for credit losses, represents their estimated net realizable value. Payment terms for sales are generally due upon demand or within 60 days of satisfying the associated performance obligations. As a practical expedient, we do not adjust the promised amount of consideration for the effects of a significant financing component when we expect, at contract inception, that the period between our transfer of a promised product or service to a customer and when the customer pays for that product or service will be one year or less. We typically do not include extended payment terms in our contracts with customers.

As of December 31, 2020 and 2019, we did not have a balance in accounts receivable trade.

Accounts Receivable, Unbilled.    Accounts receivable, unbilled represents a contract asset for revenue that has been recognized in advance of billing the customer, which is common for long-term contracts. Accordingly, revenue could be recognized in advance of billing the customer, resulting in an amount recorded to “Accounts receivable, unbilled and retainage” or “Other assets” depending on the expected timing of payment for such unbilled receivables. Once we have an unconditional right to consideration under a construction contract, we typically bill our customer and reclassify the “Accounts receivable, unbilled and retainage” to “Accounts receivable trade.” Billing requirements vary by contract but are generally structured around the completion of certain development, construction, or other specified milestones.

As of December 31, 2020 and 2019, we did not have a balance in accounts receivable, unbilled.

Allowance for Credit Losses.    The allowance for credit losses is a valuation account that is deducted from a financial asset’s amortized cost to present the net amount we expect to collect from such asset. We estimate allowances for credit losses using relevant available information from both internal and external sources. We monitor the estimated credit losses associated with our trade accounts receivable and unbilled accounts receivable based primarily on our collection history and the delinquency status of amounts owed to us, which we determine based on the aging of such receivables. Such methods and estimates are adjusted, as appropriate, for relevant past events, current conditions, such as the COVID-19 pandemic and related containment measures, and reasonable and supportable forecasts. We recognize write-offs within the allowance for credit losses when cash receipts associated with our financial assets are deemed uncollectible. See our assessment of the impacts of adopting Accounting Standard Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (as amended by ASU No. 2018-19) in Standards adopted.

As of December 31, 2020 we did not have a balance in allowance for credit losses. As of December 31, 2019 we wrote off the entire balance of a note receivable received in 2019. See Note 8 for more details.

Property, Plant and Equipment.    We report our property, plant and equipment at cost, less accumulated depreciation. Cost includes the price paid to acquire or construct the assets, required installation costs, interest capitalized during the construction period, and any expenditures that substantially add to the value of or substantially extend the useful life of the assets. We capitalize costs related to computer software obtained or developed for internal use, which generally includes enterprise-level business and finance software that we customize to meet our specific operational requirements. We expense repair and maintenance costs at the time we incur them.

We begin depreciation for our property, plant, and equipment when the assets are placed in service. We consider such assets to be placed in service when they are both in the location and condition for their intended use. We compute depreciation expense using the straight-line method over the estimated useful lives of assets, as presented in the table below. We depreciate leasehold improvements over the shorter of their estimated useful lives or the remaining term of the lease. The estimated useful life of an asset is reassessed whenever applicable facts and circumstances indicate a change in the estimated useful life of such asset has occurred.

Useful Lives in Years
Leasehold improvements	5
Computer equipment and software	2
Machinery, vehicles, and other equipment	5
Furniture and fixtures	2

Asset Impairments.    We assess long-lived assets classified as “held and used,” including our property, plant and equipment and operating lease assets, for impairment whenever events or changes in circumstances arise, including consideration of technological obsolescence, that may indicate that the carrying amount of such assets may not be recoverable. These events and changes in circumstances may include a significant decrease in the market price of a long-lived asset; a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition; a significant adverse change in the business climate that could affect the value of a long-lived asset; an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset; a current-period operating or cash flow loss combined with a history of such losses or a projection of future losses associated with the use of a long-lived asset; or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended December 31, 2020 and 2019, we recorded no impairment.

When impairment indicators are present, we compare undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. If the carrying value of the asset group exceeds the undiscounted future cash flows, we measure any impairment by comparing the fair value of the asset group to its carrying value. Fair value is generally determined by considering (i) internally developed discounted cash flows for the asset group, (ii) third-party valuations, and/or (iii) information available regarding the current market value for such assets. If the fair value of an asset group is determined to be less than its carrying value, an impairment in the amount of the difference is recorded in the period that the impairment indicator occurs. Estimating future cash flows requires significant judgment, and such projections may vary from the cash flows eventually realized.

We consider a long-lived asset to be abandoned after we have ceased use of the asset and we have no intent to use or repurpose it in the future. Abandoned long-lived assets are recorded at their salvage value, if any.

Variable Interest Entities (“VIE”).    We may enter into relationships with or make investments in other entities that may be VIEs. A VIE is consolidated in the Financial Statements if we have the power to direct activities that most significantly impact the economic performance of the VIE and have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE, as defined by Accounting Standards Codifications (“ASC”) 810, Consolidation. Point Load Power, Inc (“PLP”) is a VIE in which we have a variable interest in the form of less than 50% equity ownership. We have concluded that we are not most closely associated with PLP, and PLP’s other variable interest holders are not under our common control. Additionally, based on PLP’s purpose, design, and its contractual arrangements, substantially all of PLP’s business activities do not involve, nor are they substantially conducted on behalf of us. Accordingly, we are not PLP’s primary beneficiary, and therefore have not consolidated PLP within our Financial Statements as of and for the years ended December 31, 2020 and 2019.

Advertising Costs.    Advertising costs are expensed as incurred and totaled approximately $249.9 thousand and $157.2 thousand, for the years ended December 31, 2020 and 2019, respectively. Advertising costs are presented within selling, general, and administrative in the Statements of Operations.

Leases.    Upon commencement of a lease, we recognize a lease liability for the present value of the lease payments not yet paid, discounted using an interest rate that represents our ability to borrow on a collateralized basis over a period that approximates the lease term. We also recognize a lease asset, which represents our right to control the use of the underlying property, plant, or equipment, at an amount equal to the lease liability, adjusted for prepayments and initial direct costs.

We subsequently recognize the cost of operating leases on a straight-line basis over the lease term, and any variable lease costs, which represent amounts owed to the lessor that are not fixed per the terms of the contract, are recognized in the period in which they are incurred. Any costs included in our lease arrangements that are not directly related to the leased assets, such as maintenance charges, are included as part of the lease costs. Leases with an initial term of one year or less are considered short-term leases and are not recognized as lease assets and liabilities. We also recognize the cost of such short-term leases on a straight-line basis over the term of the underlying agreement.

Many of our leases contain renewal options that are exercisable at our discretion. At the commencement date of a lease, we include in the lease term any periods covered by a renewal option, to the extent we are reasonably certain to exercise such options. In making this determination, we seek to align the lease term with the expected economic life of the underlying asset.

Deferred Revenue.    When we receive consideration, or such consideration is unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a sales contract, we record deferred revenue, which represents a contract liability. Such deferred revenue typically results from billings in excess of costs incurred on long-term contracts and advance payments received. As a practical expedient, we do not adjust the consideration in a contract for the effects of a significant financing component when we expect, at contract inception, that the period between a customer’s advance payment and our transfer of a promised product or service to the customer will be one year or less. Additionally, we do not adjust the consideration in a contract for the effects of a significant financing component when the consideration is received as a form of performance security.

As of December 31, 2020 and 2019, we did not have a balance in deferred revenue.

Revenue Recognition — Engineering & Development (“E&D”).    We recognize revenue over time as work is performed using the incurred costs method, which we believe is the method that most accurately reflects our progress toward satisfaction of the performance obligation. Under this method, revenue arising from fixed-price contracts is recognized as work is performed based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligations.

Incurred costs include all direct material, labor, and subcontract costs, and those indirect costs related to contract performance, such as indirect labor, supplies, and tools. Project material costs are included in incurred costs when the project materials have been installed by being permanently attached or fitted. Cost-based input methods of revenue recognition require us to make estimates of net contract revenues and costs to complete the projects. In making such estimates, significant judgment is required to evaluate assumptions related to the amount of net contract revenues, including the impact of any performance incentives, liquidated damages, and other payments to customers. Significant judgment is also required to evaluate assumptions related to the costs to complete the projects, including materials, labor, contingencies, and other system costs. If the estimated total costs on any contract are greater than the net contract revenues, we recognize the entire estimated loss in the period the loss becomes known and can be reasonably estimated.

Research and Development.    We incur research and development costs during the process of researching and developing new products and enhancing our existing products, technologies, and manufacturing processes. Our research and development costs consist primarily of employee compensation, materials and outside services. We expense these costs as incurred until the resulting product has been completed, tested, and made ready for commercial manufacturing.

Concentration of Credit Risk:    We are exposed to credit losses in the event of nonperformance by the counterparties to our financial instruments. Financial and instruments that potentially subject us to concentrations of credit risk are primarily cash and cash equivalents and accounts receivable. Our investment policy requires cash and cash equivalents to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer.

We perform credit evaluations of our customers’ financial condition whenever deemed necessary. We maintain an allowance for credit losses based on the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness, current economic trends, and reasonable and supportable forecasts.

Customer Concentration Risk.    We currently have one customer for which all of our revenue was derived.

Share-Based Compensation.    We recognize share-based compensation expense for the estimated fair value of stock option awards issued as compensation to individuals over the requisite service period, which is generally four years. We account for forfeitures of stock option awards as such forfeitures occur. Accordingly, when an associate’s employment is terminated, all previously unvested options granted to such associate are forfeited, which results in a benefit to share-based compensation expense in the period of such employee’s termination equal to the cumulative expense recorded through the termination date for the unvested awards. We recognize share-based compensation expense for options with graded vesting schedules on a straight-line basis over the requisite service periods ensuring that cumulative recorded stock-based compensation expense equals the grant date fair value of vested awards at each period-end.

Income Taxes.    We use the asset and liability method to account for income taxes whereby we calculate deferred tax assets or liabilities using the enacted tax rates and tax law applicable to when any temporary differences are expected to reverse. We establish valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in deferred tax assets or liabilities during the year plus any change in valuation allowances, and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from taxing authorities. We only recognize tax benefits related to uncertain tax positions that are more likely than not of being sustained upon examination. For those positions that satisfy such recognition criteria, the amount of tax benefit that we recognize is the largest amount of tax benefit that is more likely than not of being sustained on ultimate settlement of the uncertain tax position. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, in the income tax provision.

Related Party Transactions.    See Note 11 to our Financial Statements for information on these transactions.

Accounting standards

The following table provides a brief description of recent accounting standards updated (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) that could have a material effect on our Financial Statements:

Standards adopted

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (as amended by ASU No. 2018-19)

This standard amends current guidance on the impairment of financial instruments by adding an impairment model (known as the current expected credit loss (CECL) model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes, as an allowance, its life of asset estimate of expected credit losses at the time of recognition of the related asset.

January 2020

On January 1, 2020, we adopted ASU No. 2016-13 using the modified retrospective approach required by the ASU. We determined our credit losses by applying an expected loss rate to the outstanding balance of accounts receivable for each of our contracts. The adoption of ASU No. 2016-13 was immaterial to our Financial Statements for the year ended December 31, 2020.

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU No. 2016-02, Leases (Topic 842)

This standard introduces a lessee model that brings most leases on the balance sheet. This will increase a lessee’s reported assets and liabilities — in some cases very significantly. Lessor accounting remains substantially similar to current U.S. GAAP.

January 2019

We adopted ASU No. 2016-02 using the transition method outlined in ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, resulting in no cumulative adjustment to accumulated deficit as our lease portfolio consists solely of operating leases. Refer to Note 7 for further discussion.

ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), as clarified and amended by ASU 2015-14, ASU 2016-08, ASU 2016-10, ASU 2016-12, and ASU 2016-20

This standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the existing revenue guidance.

January 2018

We applied the modified retrospective transition method to all contracts upon the adoption of ASU 2014-09. We provided the additional required disclosures, but the cumulative adjustment from our adoption was zero in our Financial Statements. See Note 3.

Standards not yet adopted

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

The standard simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities.

January 2021

The adoption of ASU No. 2019-12 will result in changes to deferred tax liabilities and deferred income tax expense. We do not expect the adoption of ASU No. 2019-12 to have a material impact on our Financial Statements.

ASU No. 2020-06, Debt with Conversion and Other Options	This standard simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity	January 2022	We are currently evaluating ASU No. 2020-06 noting that we have not determined the full impact of adoption of ASU 2020-06 on our Financial Statements.

Athena Technology Acquisition Corp [Member]
Summary of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

Note 2 — Significant Accounting Policies

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Deferred Offering Costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to stockholders’ equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Net Loss Per Common Share

Net loss per common share is computed by dividing net loss by the weighted average number of common stocks outstanding during the period, excluding common stocks subject to forfeiture by the Sponsor. Weighted average shares were reduced for the effect of an aggregate of 1,250,000 common stocks that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 5). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stocks and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction.

The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The provision for income taxes was deemed to be immaterial for the period from December 8, 2020 (inception) through December 31, 2020.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Note 3 — Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The interim results for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account

At September 30, 2021, substantially all of the assets held in the Trust Account were held in money market funds which invest in U.S. Treasury securities.

Warrant Liabilities

The Company evaluated the Public Warrants and Private Placement Warrants (collectively, “Warrants”, which are discussed in Note 4, Note 5 and Note 9) in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are recorded as derivative liabilities on the Condensed Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the Condensed Statement of Operations in the period of change.

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the Class A common stock were charged to stockholders’ equity upon the completion of the Initial Public Offering. Transaction costs amounted to $14,203,291, of which $566,948 were allocated to expense associated with the warrant liability.

Common Stock Subject to Possible Redemption

All of the 25,000,000 Class A Common Stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s second amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Accordingly, at September 30, 2021 and December 31, 2020, since all the shares of Class A common stock can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99, all shares of Class A common stock subject to redemption is presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed balance sheets, respectively.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. The deferred tax assets were deemed to be de minimis as of September 30, 2021 and December 31, 2020.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income tax examinations by major taxing authorities since inception. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The provision for income taxes was deemed to be de minimis for the nine months ended September 30, 2021.

Net Loss Per Common Share

Net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The Company has two classes of shares, Class A Common Stock and Class B Common Stock. Earnings and losses are shared pro rata between the two classes of shares.

The Company’s statement of operations includes a presentation of net loss per share for Class A and Class B common Stock. Net loss per share for Class A and Class B common stock, basic and diluted, is calculated by dividing the proportionate share of net loss by the weighted average number of shares outstanding for the period.

Reconciliation of Net Loss per Common Share

The Company’s net loss is adjusted for the portion of net loss that is allocable to each class of common stock. The allocable net loss is calculated by multiplying net loss by the ratio of weighted average number of shares outstanding attributable to Class A and Class B common stock to the total weighted average number of shares outstanding for the period. Accordingly, basic and diluted loss per common share is calculated as follows:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Class A Common Stock
Numerator: Net loss allocable to Class A common stock
Net loss	$(5,763,793)	$(5,511,905)
Less: Allocation of net loss to Class B common stock	(1,440,948)	(1,753,788)
Proportionate share of net loss	$(4,322,845)	$(3,758,117)
Denominator: Weighted Average Class A Common Stock
Basic and diluted weighted average shares outstanding	25,700,000	18,357,143
Basic and diluted net loss per share	$(0.17)	$(0.20)

Class B Common Stock
Numerator: Net loss allocable to Class B common stock
Net loss	$(5,763,793)	$(5,511,905)
Less: Allocation of net loss to Class A common stock	(4,322,845)	(3,758,117)
Proportionate share of net loss	$(1,440,948)	$(1,753,788)
Weighted average shares outstanding, basic and diluted	8,566,667	8,566,667
Basic and diluted net loss per common share	$(0.17)	$(0.20)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.